S000048355 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Tax-Managed International Equity Linked Benchmark (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	22.65%	5.21%	6.30%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	29.19%	5.68%	6.13%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	30.52%	6.74%	7.20%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.15%	6.62%	7.06%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.79%	5.56%	6.07%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	30.67%	6.85%	7.30%